Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
REVENUE
Revenue
OPERATING EXPENSES
Administration expenses	656,594	395,442	1,041,194	1,026,848	2,103,684	4,739,431
Occupancy expenses	6,449	6,899	14,527	15,729	30,521	28,992
Research and development	94,777	1,034,729	150,970	1,598,468	1,825,728	971,769
TOTAL OPERATING EXPENSES	757,820	1,437,070	1,206,691	2,641,045	3,959,933	5,740,192
LOSS FROM OPERATIONS	(757,820)	(1,437,070)	(1,206,691)	(2,641,045)	(3,959,933)	(5,740,192)
OTHER INCOME (EXPENSE)
Interest expense	(494,989)	(486,754)	(1,119,527)	(1,379,186)	(2,789,196)	(3,202,774)
Interest income	23	39	27	67	87	685
Change in fair value of derivative liabilities	39,470	(260,045)	(1,931,646)	(229,771)	(7,612)	820,153
Gain (loss) on debt settlements, net	(132)	28,244	14,289	36,814	(18,585)	(195,650)
Gain (loss) on extinguishment of debt, net	(20,355)	(83,727)	1,165,516	(83,727)	251,392
Foreign currency transaction loss	(333,205)	(142,944)	(613,912)	(9,152)	(694,614)	144,605
TOTAL OTHER INCOME (EXPENSE)	(809,188)	(945,187)	(2,485,253)	(1,664,955)	(3,258,528)	(2,432,981)
LOSS BEFORE TAXES	(1,567,008)	(2,382,257)	(3,691,944)	(4,306,000)	(7,218,461)	(8,173,173)
TAX BENEFIT	116,970	180,278	116,970	180,278	179,306	305,673
NET LOSS	$ (1,450,038)	$ (2,201,979)	$ (3,574,974)	$ (4,125,722)	$ (7,039,155)	$ (7,867,500)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.08)	$ (0.20)	$ (0.02)	$ (0.49)	$ (0.36)	$ (2.24)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING	17,540,299	10,955,901	154,556,976	8,399,687	19,690,643	3,508,532
NET LOSS	$ (1,450,038)	$ (2,201,979)	$ (3,574,974)	$ (4,125,722)	$ (7,039,155)	$ (7,867,500)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	358,279	19,329	634,495	(170,264)	499,678	(273,013)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	358,279	19,329	634,495	(170,264)	499,678	(273,013)
TOTAL COMPREHENSIVE INCOME (LOSS)	$ (1,091,759)	$ (2,182,650)	$ (2,940,479)	$ (4,295,986)	$ (6,539,477)	$ (8,140,513)